Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Opening goodwill	$ 357,523	$ 315,441
Current year acquisitions	121,209	36,922
Foreign exchange movement	(15,408)	5,160
Closing goodwill	$ 463,324	$ 357,523